Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share
Note 14. Loss Per Share
The Company uses the
two-class
method to calculate net loss per share and apply the more dilutive of the two-class
method, treasury stock method or
if-converted
method to calculate diluted net loss per share. Undistributed earnings for each period are allocated to participating securities, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for Preference Shares outstanding in the periods to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses. Additionally, the B Shares, issued in connection with the License Agreement (defined below), are not included in the loss per share calculations below as they are non-participating
securities with no rights to dividends or distributions. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities. Basic and diluted net loss per share attributable to common stockholders was the same for all periods presented as the inclusion of all potentially dilutive securities outstanding was anti-dilutive.
The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2021, 2020 and 2019 is as follows (in thousands except share and per share data):

	Year ended December 31,
	2021	2020	2019
Net loss attributable to common stockholders – basic and diluted	$(592,753)	$(30,348)	$(40,207)
Basic and diluted weighted average common stock outstanding	150,912,333	70,040,242	68,414,830

Loss per share attributable to common stockholders – basic and diluted	$(3.93)	$(0.43)	$(0.59)

The shares and net loss per common share, prior to the Business Combination, have been retroactively restated as shares reflecting the Exchange Ratio of approximately 37.38624 shares of the Company per one share of Maven Topco as established in the Merger.
The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year ended December 31,
	2021	2020	2019
Stock options to purchase common stock	436,238	—	—
Unvested restricted shares	8,889,155	—	—
Public Warrants to purchase common stock	7,668,381	—	—
Warrants issued to NFL to purchase common stock	18,500,000	—	—
Preference shares	—	218,561,319	218,561,319
Incentive Securities	—	31,168,684	28,465,659

Total	35,493,774	249,730,003	247,026,978